Notes Payable (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 14, 2018	Jul. 15, 2018	Jul. 30, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2018	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Mar. 15, 2018	Feb. 15, 2018	Jan. 15, 2018	Nov. 30, 2017
Term loan, description							1000000
Term loan, principal amount										$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 200,000
Loan and security agreement, description			(i) waived the Company's existing defaults under the Original Credit Agreement for its failure to make payment of $1,000,000 (the "initial payment") under the Original Credit Agreement on or prior to July 15, 2018 and to deliver to the lenders unaudited monthly financial statements and compliance certificates of the Company, (ii) extended the date on which the initial payment was required to be made to July 30, 2018 and extended the date on which the Company is required to provide audited financial statements for the fiscal years ended December 31, 2017 and 2018, (iii) permitted the Company to enter into a subordinated loan arrangement for the Note concurrently with the Amendment such that the Company could make the initial payment under the terms of the Credit Agreement, and permitted the Note to be repaid either from the sale of the Note Collateral Shares or at any time after the second payment under the Credit Agreement. The Company borrowed $1,000,000 from a related party (Note 11) in order to make its first scheduled payment.
Amortization expense					$ 227,647		$ 541,904
Company borrowed					45,000	$ 30,000	3,055,000	53,500
Interest expenses					$ 73,625		$ 73,625
Notes Payable [Member]
Term loan, principal amount		$ 1,000,000
Additional principal payment due	$ 2,000,000								$ 2,000,000
Loan of interest, percentage		9.00%			9.00%
Term loan, maturity date	Oct. 31, 2018	Apr. 09, 2021
Company borrowed	$ 2,000,000
GACP Finance Co., LLC, [Member]
Term loan, description					The initial sole lender thereunder, provided a term loan of $12,500,000 (the "Term Loan") to the Purchasers, OmniSoft, Inc., a Delaware corporation and CrowdPay.us, Inc., a New York corporation, each of OmniSoft and CrowdPay being affiliates of the Company's majority stockholder, which obligations are guaranteed by the Company (collectively with the Borrowers, the "Loan Parties"), under the Loan and Security Agreement (the "Credit Agreement"), dated as of April 9, 2018, by and among the Loan Parties, the lenders from time to time party thereto as lenders (the "Lenders") and the Agent		The initial sole lender thereunder, provided a term loan of $12,500,000 (the "Term Loan") to the Purchasers, OmniSoft, Inc., a Delaware corporation and CrowdPay.us, Inc., a New York corporation, each of OmniSoft and CrowdPay being affiliates of the Company's majority stockholder, which obligations are guaranteed by the Company (collectively with the Borrowers, the "Loan Parties"), under the Loan and Security Agreement (the "Credit Agreement"), dated as of April 9, 2018, by and among the Loan Parties, the lenders from time to time party thereto as lenders (the "Lenders") and the Agent
Additional principal payment due				$ 13,911,233				$ 13,911,233
Interest expenses							$ 791,625
Notes payable , description				The Loan accrues interest of 18% per annum of which 13% is payable in cash monthly and 5% is payable in kind (PIK).
GACP loan [Member]
Interest expenses					$ 213,750		$ 791,625